Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 25,278,428	$ 30,539,962
Cost of revenues		(20,381,763)	(23,695,634)
Gross profit		4,896,665	6,844,328
Operating expenses
Selling and marketing expenses		(2,284,372)	(3,105,577)
General and administrative expenses		(3,528,081)	(18,601,109)
Research and development expenses		(1,768,034)	(5,213,203)
Total operating expenses		(7,580,487)	(26,919,889)
Loss from operations		(2,683,822)	(20,075,561)
Interest income		31,180	149,684
Interest expense		(193,909)	(407,960)
Investment income			73,989
Other income, net		3,249,454	1,167,659
Income (loss) before income taxes		402,903	(19,092,189)
Income tax benefit (expense)		187,527	(127,502)
Net income (loss)		590,430	(19,219,691)
Less: Net income (loss) attributable to non-controlling interests		(56,343)	(371,333)
Net income (loss) attributable to the Company		646,773	(18,848,358)
Net income (loss) attributable to the ordinary shareholders		646,773	(18,848,358)
Net income (loss)		590,430	(19,219,691)
Other comprehensive income (loss)
Foreign currency translation adjustments		(126,846)	1,476,799
Comprehensive income (loss)		463,584	(17,742,892)
Less: Comprehensive income (loss) attributable to non-controlling interests		(56,343)	(371,333)
Comprehensive income (loss) available to the Company		519,927	(17,371,559)
Comprehensive income (loss) attributable to the ordinary shareholders		$ 519,927	$ (17,371,559)
Weighted average number of ordinary shares outstanding (1)
Basic (in Shares)	[1]	19,255,424	19,255,424
Diluted (in Shares)	[1]	21,716,463	19,255,424
Earnings (loss) per share (1)
Basic (in Dollars per share)	[1]	$ 0.03	$ (0.98)
Diluted (in Dollars per share)	[1]	$ 0.03	$ (0.98)

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024.